COMMITMENTS AND CONTINGENT LIABILITIES - Future Minimum Payments for Contractual Commitments (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	$ 1,951
Purchase obligations	3,326
Program rights	13,608
Total commitments	18,885
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	566
Purchase obligations	910
Program rights	1,157
Total commitments	2,633
1-3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	811
Purchase obligations	940
Program rights	2,118
Total commitments	3,869
4-5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	359
Purchase obligations	481
Program rights	2,174
Total commitments	3,014
After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	215
Purchase obligations	995
Program rights	8,159
Total commitments	$ 9,369